                        GROUP VARIABLE ANNUITY CONTRACTS
                     ISSUED WITH RESPECT TO DC-I AND DC-II
                        HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED DECEMBER 28, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The Fee Table in the prospectus is replaced with the following:

                                   FEE TABLE

 CONTRACT OWNER TRANSACTION EXPENSES
 SALES CHARGE IMPOSED ON PURCHASES (as a percentage of premium
   payments)                                                            None
 ----------------------------------------------------------------------------
 Transfer Fee                                                             $5*
 ----------------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE (as a percentage of amounts
   Surrendered) (1)
     First Year through Sixth Year                                         7%
 ----------------------------------------------------------------------------
     Seventh Year through Twelfth Year                                     5%
 ----------------------------------------------------------------------------
     Thirteenth Year and thereafter                                        0%
 ----------------------------------------------------------------------------
 ANNUAL MAINTENANCE FEE (2)                                              $18
 ----------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value)
     Mortality and Expense Risk and Administrative Charge (DC-I)        0.90%
 ----------------------------------------------------------------------------
     Total Separate Account Annual Expenses (DC-I)                      0.90%
 ----------------------------------------------------------------------------
 SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Sub-Account Value) (DC-II)
     Mortality and Expense Risk and Administrative Charge (DC-II)       1.25%
 ----------------------------------------------------------------------------
     Total Separate Account Annual Expenses (DC-II)                     1.25%
 ----------------------------------------------------------------------------

*   Currently we do not charge the $5 Transfer Fee.

We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

(1) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The amount of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

(2) The Annual Maintenance Fee is a single $18 charge on a Participant Account. It is deducted proportionally from the investment options in use at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

In the following Example tables, Hartford assumes a Contract Value of $25,000 to illustrate the charges that would be deducted. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. We change the Annual Maintenance Fee for a $25,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.072%.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                                 TOTAL FUND
                                                                                                 OPERATING
                                                              MANAGEMENT FEES   OTHER EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund(1)                   1.00%            0.00%          1.00%
-----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio (2)                              0.70%            0.18%          0.88%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio (3)                                  0.57%            0.08%          0.65%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio (3)                                0.72%            0.17%          0.89%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                            0.53%            0.08%          0.61%
-----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund-Registered Trademark-Portfolio
  (3)                                                              0.57%            0.09%          0.66%
-----------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%            0.03%          0.66%
-----------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%            0.03%          0.52%
-----------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%            0.03%          0.66%
-----------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%            0.03%          0.68%
-----------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%            0.03%          0.43%
-----------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.68%            0.10%          0.78%
-----------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%            0.03%          0.48%
-----------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%            0.03%          0.48%
-----------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%            0.02%          0.48%
-----------------------------------------------------------------------------------------------------------

(1) American Century VP Capital Appreciation Fund has a stepped fee schedule. The Management Fee is 1.00% for the first $500 million in average net assets, 0.95% for the next $500 million, and 0.90% thereafter.

(2) "Other Expenses" have been reduced because the Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Total Fund Operating Expenses after reductions for fees paid indirectly would be 0.86%.

(3) Actual Total Fund Operating Expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses.

EXAMPLE DC-I (.90% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 Calvert Social
   Balanced       $91    $135    $183     $287    $18     $58    $100     $218     $19       $59      $101       $219
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS   $89    $129    $172     $264    $16     $51    $ 89     $194     $17       $52      $ 89       $195
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS            $88    $125    $165     $249    $15     $47    $ 81     $178     $15       $47      $ 82       $179
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS            $89    $129    $172     $264    $16     $51    $ 89     $194     $17       $52      $ 89       $195
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS     $89    $130    $173     $266    $16     $52    $ 90     $196     $17       $52      $ 90       $197
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS            $87    $122    $161     $240    $14     $44    $ 76     $168     $14       $45      $ 77       $169
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS            $90    $133    $178     $276    $17     $55    $ 95     $207     $18       $56      $ 96       $208
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS     $87    $124    $163     $245    $14     $45    $ 79     $174     $15       $46      $ 80       $175
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS            $87    $124    $163     $245    $14     $45    $ 79     $174     $15       $46      $ 80       $175
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS            $87    $124    $163     $245    $14     $45    $ 79     $174     $15       $46      $ 80       $175
 -----------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE DC-II (1.25% MORTALITY, EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 American
   Century VP
   Capital
   Appreciation   $96    $149    $205     $333    $23     $73    $125     $267     $24       $73      $125       $268
 -----------------------------------------------------------------------------------------------------------------------
 Calvert Social
   Balanced       $94    $146    $199     $321    $22     $69    $118     $255     $23       $70      $119       $256
 -----------------------------------------------------------------------------------------------------------------------
 Fidelity VIP
   Growth         $92    $139    $188     $299    $19     $62    $106     $231     $20       $62      $107       $231
 -----------------------------------------------------------------------------------------------------------------------
 Fidelity VIP
   Overseas       $95    $146    $200     $322    $22     $69    $119     $256     $23       $70      $120       $257
 -----------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II
   Asset Manager  $92    $138    $186     $295    $19     $60    $104     $226     $20       $61      $105       $227
 -----------------------------------------------------------------------------------------------------------------------
 Fidelity VIP II
 Contrafund-Registered
   Trademark-     $92    $139    $189     $300    $20     $62    $107     $232     $20       $63      $108       $233
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS
   (1)            $92    $138    $186     $295    $19     $60    $104     $226     $20       $61      $105       $227
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS            $91    $135    $182     $285    $18     $58    $100     $217     $19       $58      $100       $218
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS (1)        $92    $138    $187     $296    $19     $61    $105     $227     $20       $62      $106       $228
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS     $93    $140    $190     $302    $20     $63    $108     $234     $21       $63      $109       $235
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS (2)        $86    $120    $157     $232    $13     $41    $ 72     $159     $14       $42      $ 73       $160
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS            $94    $143    $195     $311    $21     $66    $113     $244     $22       $66      $114       $245
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS     $91    $134    $180     $281    $18     $56    $ 98     $212     $18       $57      $ 98       $213
 -----------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS            $91    $134    $180     $281    $18     $56    $ 98     $212     $18       $57      $ 98       $213
 -----------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS (1)        $91    $134    $180     $280    $18     $56    $ 97     $211     $18       $57      $ 98       $212
 -----------------------------------------------------------------------------------------------------------------------

(1) We voluntarily reduce the charge for administrative undertakings in certain sub-accounts in DC-II. The reduced total for mortality, expense risk and administrative undertakings in these Sub-Accounts is as follows: Hartford Stock HLS, 1.24%; Hartford Advisers HLS, 1.20%; and Hartford Capital Appreciation HLS, 1.21%.

(2) We voluntarily limit the applicable charge for mortality, expense risk and administrative undertakings for Hartford Index HLS Sub-Account so that when combined with the expenses of the underlying Fund, the total does not exceed 1.25%.

The Sub-Section entitled "Mortality and Expense Risk and Administrative Charge" under the "Contract Charges" section of the prospectus is deleted and replaced with the following:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE            DC-I      DC-II
---------------------------------------------------------------------------------
Annual rate                                                    0.90%      1.25%
---------------------------------------------------------------------------------

The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

- MORTALITY RISK DURING THE ANNUITY PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

- MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

033-19946
HV-3540